Results for the year - Employee costs - Employee Costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr) employee	Dec. 31, 2017 DKK (kr) employee	Dec. 31, 2016 DKK (kr) employee
Analysis of income and expense [abstract]
Wages and salaries	kr 25,259	kr 23,869	kr 24,651
Share-based payment costs (note 5.1)	414	292	368
Pensions – defined contribution plans	1,791	1,800	1,829
Pensions – defined benefit plans (note 3.5)	73	165	145
Other social security contributions	1,901	1,910	1,853
Other employee costs	2,087	2,102	2,110
Total employee costs for the year	31,525	30,138	30,956
Employee costs capitalised as intangible assets and property, plant and equipment	(1,500)	(1,435)	(1,258)
Change in employee costs capitalised as inventories	(105)	(91)	(127)
Total employee costs in the income statement	29,920	28,612	29,571
Cost of goods sold	8,164	7,854	7,841
Sales and distribution costs	12,214	11,994	12,447
Research and development costs	6,288	5,848	6,149
Administrative costs	2,755	2,505	2,721
Other operating income, net	kr 499	kr 411	kr 413
Number of employees
Average number of full-time employees | employee	42,881	41,665	41,993
Year-end number of full-time employees | employee	42,672	42,076	41,971
Employees (total) | employee	43,202	42,682	42,446